Revenue from contracts with customers	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customers
Revenue from contract with customers

(15)Revenue from Contracts with Customers

All of the Corporation’s revenue from contracts with customers in the scope of FASB ASU 2014-09 (Topic 606), “Revenue for Contracts with Customers” (ASC 606) is recognized within noninterest income. The following table presents the Corporation’s noninterest income by revenue stream and reportable segment for the year ended December 31, 2019 (in accordance with ASC 606), and for the year ended December 31, 2018 (in accordance with ASC 605 – Revenue Recognition) as the Corporation adopted ASC 606 as of December 31, 2019. Items for the year ended December 31, 2019 outside the scope of ASC 606 are noted as such.

	Year Ended December 31, 2019				Year Ended December 31, 2018
(Dollars in thousands)	Bank	Wealth	Mortgage	Total	Bank	Wealth	Mortgage	Total
Non-interest Income
Mortgage banking income (1)	$268	—	25,899	26,167	$124	—	26,063	26,187
Wealth management income	92	3,532	—	3,624	200	3,717	—	3,917
SBA income (1)	1,448	—	—	1,448	—	—	—	—
Net change in fair values (1)	(29)	—	518	489	—	—	(368)	(368)
Earnings on investment in life insurance (1)	290	—	—	290	300	—	—	300
Gain on sale of securities (1)	165	—	—	165	—	—	—	—
Dividends on FHLB stock (1)	430	—	—	430	168	—	—	168
Service charges on deposit accounts	110	—	—	110	115	—	—	115
Other (2)	819	—	(444)	375	1,058	—	978	2,036
Non-interest income	$3,593	3,532	25,973	33,098	$1,965	3,717	26,673	32,355

(1)	Not within the scope of ASC 606.
(2)

Other operating non-interest income includes wire transfer fees, ATM/debit card commissions, and title fee income totaling $621 thousand and $530 thousand for the years ended December 31, 2019 and 2018, respectively, which are in the scope of ASC 606.

A description of the Corporation’s primary revenue streams accounted for under ASC 606 follows:

Wealth Management Income: The Corporation earns wealth management fee income from investment advisory services provided to individual and 401k customers. Fees that are determined based on the market value of the assets held in their accounts are generally billed quarterly, in arrears, based on the market value of assets at the end of the previous billing period. Other related services that are based on a fixed fee schedule are recognized when the services are rendered. Fees that are transaction based, including trade execution services, are recognized at the point in time that the transaction is executed, i.e. the trade date. Included in other assets on the balance sheet is a receivable for wealth management fees that have been earned but not yet collected.

Service Charges on Deposit Accounts: The Corporation earns fees from its deposit customers for transaction-based, account maintenance, and overdraft services. Transaction-based fees, which include services such as ATM use fees, stop payment charges, statement rendering, and ACH fees, are recognized at the time the transaction is executed as that is the point in time the Corporation fulfills the customer’s request. Account maintenance fees, which relate primarily to monthly maintenance, are earned over the course of a month, representing the period over which the Corporation satisfies the performance obligation. Overdraft fees are recognized at the point in time that the overdraft occurs. Service charges on deposits are withdrawn from the customer’s account balance.

Gains/Losses on Sales of OREO: The Corporation records a gain or loss from the sale of OREO when control of the property transfers to the buyer, which generally occurs at the time of an executed deed.  There were no such sales of OREO for the years ended December 31, 2019 or 2018.